Fair Value Measurements	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8—Fair Value Measurements
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$402,674,662	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$24,820,830	$—	$—
Derivative liabilities - Private Placement Warrants	$—	$—	$12,931,000
Derivative liabilities - Forward Purchase Agreement s	$—	$—	$3,500,000
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$402,578,522	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$27,504,170	$—	$—
Derivative liabilities - Private Placement Warrants			$14,070,000
Derivative liabilities - Forward Purchase Agreements	$—	$—	$8,100,000
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period.
There were no transfers to/from Levels 1,2, and 3 for the three months ended March 31, 2021.
Level 1 instruments include investments in mutual funds invested in government securities and Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially and subsequently measured at fair value using a Monte Carlo simulation model. The fair value of the forward purchase agreements is determined as the estimated unit value less the net present value of the forward purchase agreements. For the three months ended March 31, 2021, the Company recognized a non-cash
gain resulting from a decrease in the fair value of liabilities of approximately
$8.4
million presented as change in fair value of derivative liabilities on the accompanying unaudited condensed statement of operations.
The estimated fair value of the Private Placement Warrants
,
 forward purchase agreements and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	As of December 31, 2020	As of March 31, 2021
Volatility	21.75%	24.25%
Stock price	$11.00	$10.11
Expected life of the options to convert	5.647	5.297
Risk-free rate	0.469%	0.980%
Dividend yield	0.00%	0.00%
The following table provides quantitative Level 3 fair value measurement inputs at their measurement dates for the forward purchase agreements:

	As of December 31, 2020	As of March 31, 2021
Risk-free rate	0.093%	0.037%
Term	0.647	0.297
The change in the fair value of the derivative liabilities
utilizing Level 3 measurements for
 the three months ended March 31, 2021 is summarized as follows:

Derivative liabilities at Level 3 at December 31, 2020	$22,170,000
Change in fair value of derivative liabilities	(5,739,000)

Derivative liabilities at Level 3 at March 31, 2021	$16,431,000

Note 9—Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices	Significant Other	Significant Other
	in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$402,578,522	$—	$—
Liabilities:
Derivative warrant liabilities	$27,504,170	$—	$14,070,000
Deriviative liabilities - Forward purchase agreements	$—	$—	$8,100,000

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in December 2020, when the Public Warrants were separately listed and traded.

Level 1 instruments include investments in mutual funds invested in government securities and Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially and subsequently measured at fair value using a Monte Carlo simulation model. The fair value of the forward purchase agreements is determined as the estimated unit value less the net present value of the forward purchase agreements. For the period from August 31, 2020 (inception) through December 31, 2020, the Company recognized a non-cash loss resulting from an increase in the fair value of liabilities of approximately $24.2 million presented as change in fair value of derivative liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, forward purchase agreements and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	As of October 23, 2020	As of December 31, 2020
Volatility	21.00%	21.75%
Stock price	$10.00	$11.00
Expected life of the options to convert	5.833	5.647
Risk-free rate	0.460%	0.469%
Dividend yield	0.0%	0.0%

The following table provides quantitative Level 3 fair value measurement inputs at their measurement dates for the forward purchase agreement:

	As of October 23, 2020	As of December 31, 2020
Risk-free rate	0.117%	0.93%
Term	0.833	0.647

The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the period from August 31, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative liabilities at August 31, 2020 (inception)	$—
Issuance of Public and Private Warrants and forward purchase agreements - Level 3	25,481,000
Transfer of Public Warrants to Level 1 measurement	(16,905,000)
Change in fair value of derivative liabilities - Level 3	13,594,000
Derivative liabilities at Level 3, December 31, 2020	$22,170,000